1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
215-963-5000	Counselors at Law
Fax: 215-963-5001

April 28, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc.
File Nos. 002-92633 and 811-04087

Ladies and Gentlemen:

Our client, Manning & Napier Fund, Inc. (the “Fund”), has enclosed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment (“PEA”) No. 88 to the Fund’s Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made for the purposes of (a) furnishing audited financial statements, as necessary, for the Small Cap Series, Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, Global Fixed Income Series, World Opportunities Series, Real Estate Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Financial Services Series, Core Bond Series and Core Plus Bond Series, each a series of the Fund (each, a “Series”), for the fiscal year ended December 31, 2010; and (b) making other non-material changes with respect to the Fund and each Series.

I hereby certify that this Post-Effective Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (215) 963-5037 with any questions or comments.

Very truly yours,

/s/ Timothy W. Levin
Timothy W. Levin